Right-of-use assets and Lease liabilities - Details of Current Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	$ 18,192	$ 12,149
Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	19,943	13,939
Nominal amounts | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5,266	3,565
Nominal amounts | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	14,677	10,374
Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	18,192	12,149
Amounts at amortized cost | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	4,813	3,108
Amounts at amortized cost | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	$ 13,379	$ 9,041
Contract Supplier | SQM S.A. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.49%	3.49%
Contract Supplier | SQM Salar S.A. 1 | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.02%	2.75%
Contract Supplier | SQM Salar S.A. 2 | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.54%	2.42%
Contract Supplier | SQM Industrial S.A. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.58%	3.10%
Contract Supplier | SQM Nitratos S.A. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.49%	3.49%
Contract Supplier | Soquimich Comercial S.A. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.97%	2.94%
Contract Supplier | Orcoma SpA 1 | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	6.16%	6.80%
Contract Supplier | Orcoma SpA 2 | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	6.80%	2.53%
Contract Supplier | SQM Australia Pty | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	4.93%
Contract Supplier | SQM Comercial De México S.A. De C.V. 1 | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.74%	3.45%
Contract Supplier | SQM Comercial De México S.A. De C.V. 2 | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	9.73%	7.84%
Contract Supplier | SQM Europe NV | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	1.30%	1.30%
Contract Supplier | SQM North América Corp. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.67%	2.90%
Contract Supplier | SQM África Pty | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	9.20%	8.51%
Contract Supplier | SQM Colombia S.A.S. | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.45%	1.38%
Contract Supplier | SQM Iberian | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.25%
Contract Supplier | SQM Australia PTY | Lease liabilities, current
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate		4.42%
Contract Supplier | Nominal amounts | SQM S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	$ 66	$ 79
Contract Supplier | Nominal amounts | SQM S.A. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	20	20
Contract Supplier | Nominal amounts | SQM S.A. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	46	59
Contract Supplier | Nominal amounts | SQM Salar S.A. 1
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,378	1,369
Contract Supplier | Nominal amounts | SQM Salar S.A. 1 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	344	342
Contract Supplier | Nominal amounts | SQM Salar S.A. 1 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,034	1,027
Contract Supplier | Nominal amounts | SQM Salar S.A. 2
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5,532	3,939
Contract Supplier | Nominal amounts | SQM Salar S.A. 2 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,492	1,010
Contract Supplier | Nominal amounts | SQM Salar S.A. 2 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	4,040	2,929
Contract Supplier | Nominal amounts | SQM Industrial S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2,589	2,703
Contract Supplier | Nominal amounts | SQM Industrial S.A. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	726	676
Contract Supplier | Nominal amounts | SQM Industrial S.A. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,863	2,027
Contract Supplier | Nominal amounts | SQM Nitratos S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	61	73
Contract Supplier | Nominal amounts | SQM Nitratos S.A. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	18	18
Contract Supplier | Nominal amounts | SQM Nitratos S.A. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	43	55
Contract Supplier | Nominal amounts | Soquimich Comercial S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,497	1,228
Contract Supplier | Nominal amounts | Soquimich Comercial S.A. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	374	342
Contract Supplier | Nominal amounts | Soquimich Comercial S.A. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,123	886
Contract Supplier | Nominal amounts | Orcoma SpA 1
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	9	9
Contract Supplier | Nominal amounts | Orcoma SpA 1 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2	2
Contract Supplier | Nominal amounts | Orcoma SpA 1 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	7	7
Contract Supplier | Nominal amounts | Orcoma SpA 2
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	3	5
Contract Supplier | Nominal amounts | Orcoma SpA 2 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1	1
Contract Supplier | Nominal amounts | Orcoma SpA 2 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2	4
Contract Supplier | Nominal amounts | SQM Australia Pty
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2,621
Contract Supplier | Nominal amounts | SQM Australia Pty | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	725
Contract Supplier | Nominal amounts | SQM Australia Pty | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,896
Contract Supplier | Nominal amounts | SQM Comercial De México S.A. De C.V. 1
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2,842	395
Contract Supplier | Nominal amounts | SQM Comercial De México S.A. De C.V. 1 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	711	99
Contract Supplier | Nominal amounts | SQM Comercial De México S.A. De C.V. 1 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2,131	296
Contract Supplier | Nominal amounts | SQM Comercial De México S.A. De C.V. 2
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,051	89
Contract Supplier | Nominal amounts | SQM Comercial De México S.A. De C.V. 2 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	262	27
Contract Supplier | Nominal amounts | SQM Comercial De México S.A. De C.V. 2 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	789	62
Contract Supplier | Nominal amounts | SQM Europe NV
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	485	408
Contract Supplier | Nominal amounts | SQM Europe NV | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	121	102
Contract Supplier | Nominal amounts | SQM Europe NV | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	364	306
Contract Supplier | Nominal amounts | SQM North América Corp.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	373	410
Contract Supplier | Nominal amounts | SQM North América Corp. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	106	102
Contract Supplier | Nominal amounts | SQM North América Corp. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	267	308
Contract Supplier | Nominal amounts | SQM África Pty
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,351	48
Contract Supplier | Nominal amounts | SQM África Pty | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	344	12
Contract Supplier | Nominal amounts | SQM África Pty | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,007	36
Contract Supplier | Nominal amounts | SQM Colombia S.A.S.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	22	22
Contract Supplier | Nominal amounts | SQM Colombia S.A.S. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5	5
Contract Supplier | Nominal amounts | SQM Colombia S.A.S. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	17	17
Contract Supplier | Nominal amounts | SQM Iberian
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	63
Contract Supplier | Nominal amounts | SQM Iberian | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	15
Contract Supplier | Nominal amounts | SQM Iberian | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	48
Contract Supplier | Nominal amounts | SQM Australia PTY
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		3,162
Contract Supplier | Nominal amounts | SQM Australia PTY | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		807
Contract Supplier | Nominal amounts | SQM Australia PTY | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		2,355
Contract Supplier | Amounts at amortized cost | SQM S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	65	73
Contract Supplier | Amounts at amortized cost | SQM S.A. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	19	18
Contract Supplier | Amounts at amortized cost | SQM S.A. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	46	55
Contract Supplier | Amounts at amortized cost | SQM Salar S.A. 1
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,298	1,257
Contract Supplier | Amounts at amortized cost | SQM Salar S.A. 1 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	321	311
Contract Supplier | Amounts at amortized cost | SQM Salar S.A. 1 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	977	946
Contract Supplier | Amounts at amortized cost | SQM Salar S.A. 2
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5,118	3,617
Contract Supplier | Amounts at amortized cost | SQM Salar S.A. 2 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,400	917
Contract Supplier | Amounts at amortized cost | SQM Salar S.A. 2 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	3,718	2,700
Contract Supplier | Amounts at amortized cost | SQM Industrial S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2,285	2,332
Contract Supplier | Amounts at amortized cost | SQM Industrial S.A. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	645	577
Contract Supplier | Amounts at amortized cost | SQM Industrial S.A. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,640	1,755
Contract Supplier | Amounts at amortized cost | SQM Nitratos S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	60	69
Contract Supplier | Amounts at amortized cost | SQM Nitratos S.A. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	18	17
Contract Supplier | Amounts at amortized cost | SQM Nitratos S.A. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	42	52
Contract Supplier | Amounts at amortized cost | Soquimich Comercial S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,292	1,096
Contract Supplier | Amounts at amortized cost | Soquimich Comercial S.A. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	336	306
Contract Supplier | Amounts at amortized cost | Soquimich Comercial S.A. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	956	790
Contract Supplier | Amounts at amortized cost | Orcoma SpA 1
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	4	6
Contract Supplier | Amounts at amortized cost | Orcoma SpA 1 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2	2
Contract Supplier | Amounts at amortized cost | Orcoma SpA 1 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2	4
Contract Supplier | Amounts at amortized cost | Orcoma SpA 2
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	3	5
Contract Supplier | Amounts at amortized cost | Orcoma SpA 2 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1	1
Contract Supplier | Amounts at amortized cost | Orcoma SpA 2 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2	4
Contract Supplier | Amounts at amortized cost | SQM Australia Pty
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2,605
Contract Supplier | Amounts at amortized cost | SQM Australia Pty | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	721
Contract Supplier | Amounts at amortized cost | SQM Australia Pty | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,884
Contract Supplier | Amounts at amortized cost | SQM Comercial De México S.A. De C.V. 1
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	2,586	350
Contract Supplier | Amounts at amortized cost | SQM Comercial De México S.A. De C.V. 1 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	633	86
Contract Supplier | Amounts at amortized cost | SQM Comercial De México S.A. De C.V. 1 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,953	264
Contract Supplier | Amounts at amortized cost | SQM Comercial De México S.A. De C.V. 2
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	987	85
Contract Supplier | Amounts at amortized cost | SQM Comercial De México S.A. De C.V. 2 | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	240	25
Contract Supplier | Amounts at amortized cost | SQM Comercial De México S.A. De C.V. 2 | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	747	60
Contract Supplier | Amounts at amortized cost | SQM Europe NV
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	381	386
Contract Supplier | Amounts at amortized cost | SQM Europe NV | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	94	96
Contract Supplier | Amounts at amortized cost | SQM Europe NV | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	287	290
Contract Supplier | Amounts at amortized cost | SQM North América Corp.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	341	370
Contract Supplier | Amounts at amortized cost | SQM North América Corp. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	97	91
Contract Supplier | Amounts at amortized cost | SQM North América Corp. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	244	279
Contract Supplier | Amounts at amortized cost | SQM África Pty
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	1,087	35
Contract Supplier | Amounts at amortized cost | SQM África Pty | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	267	8
Contract Supplier | Amounts at amortized cost | SQM África Pty | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	820	27
Contract Supplier | Amounts at amortized cost | SQM Colombia S.A.S.
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	22	22
Contract Supplier | Amounts at amortized cost | SQM Colombia S.A.S. | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	5	5
Contract Supplier | Amounts at amortized cost | SQM Colombia S.A.S. | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	17	17
Contract Supplier | Amounts at amortized cost | SQM Iberian
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	58
Contract Supplier | Amounts at amortized cost | SQM Iberian | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	14
Contract Supplier | Amounts at amortized cost | SQM Iberian | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	$ 44
Contract Supplier | Amounts at amortized cost | SQM Australia PTY
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		2,446
Contract Supplier | Amounts at amortized cost | SQM Australia PTY | Over 90 days
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		648
Contract Supplier | Amounts at amortized cost | SQM Australia PTY | 90 days to 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities		$ 1,798